STOCK-BASED COMPENSATION	12 Months Ended
Sep. 30, 2018
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
STOCK-BASED COMPENSATION

NOTE 8 – STOCK BASED COMPENSATION

The Company’s Consolidated 2016 Stock Plan (the “Plan”) provides for granting stock options and restricted stock awards to employees, directors and consultants of the Company. A total of 5,833,334 shares have been authorized for issuance under the Plan. At September 30, 2018, the Company had 1,907,775 shares available for future grant. Upon share option exercise or issuance of restricted stock, the Company issues new shares to fulfill these grants. The Company previously maintained a 2014 Stock Incentive Plan and the 2009 Stock Incentive Plan. The 2016 Plan consolidated the 2014 Plan and the 2009 Plan into a new plan.

Common Stock Warrants

For all warrants included within permanent equity, the Company has determined the estimated value of the warrants granted to non-employees in exchange for services and financing expenses using the Black-Scholes pricing model.

During the year ended September 30, 2018, the Company issued a warrant to purchase 250,000 shares of common stock to a consultant for services to be rendered. The warrant vested in six equal consecutive monthly amounts at the end of each calendar month starting October 31, 2017, at an exercise price of $1.00 per share, for a term of two years from the date of issuance. There were no warrants granted as stock based compensation during the year ended September 30, 2017.

During the year ended September 30, 2018, 270,000 warrants to purchase common stock were exercised and the Company received gross proceeds of $270,000.

The following assumptions were used to calculate the fair value of the Company’s warrants issued as stock based compensation on the date of grant:

	Year Ended September 30,
	2018	2017
Expected term	1.59 to 2 years	—
Expected volatility	73% - 161%	—
Expected dividends	0%	—
Risk-free rates	1.73% - 2.42%	—

Below is a table summarizing the warrants issued and outstanding as of September 30, 2018 and 2017:

	Warrants	Price
Outstanding at September 30, 2016	614,923	$5.08
Granted
Investor warrants	20,002,560	1.56
Stock-based compensation warrants	—	—
Exercised
Investor warrants	—	—
Stock-based compensation warrants	—	—
Forfeited or expired
Investor warrants	(4,213,331)	3.03
Stock-based compensation warrants	(226,042)	7.37
Outstanding at September 30, 2017	16,178,110	$1.23
Granted
Investor warrants	—	—
Stock-based compensation warrants	250,000	1.00
Exercised
Investor warrants	(270,000)	1.00
Stock-based compensation warrants	—	—
Forfeited or expired
Investor warrants	—	—
Stock-based compensation warrants	(40,000)	4.32
Outstanding at September 30, 2018	16,118,110	$1.22
Exercisable at September 30, 2018	16,118,110	$1.22

The outstanding warrants as of September 30, 2018 have a weighted average remaining term of 3.45 years and no intrinsic value. The Company incurred $87,108 and $0 during the years ended September 30, 2018 and 2017, respectively, of expense related to the fair value of warrants issued for services.

Stock Options

Stock Options are granted for a term not exceeding ten years and the nonvested options are generally forfeited in the event the employee, director or consultant terminates his or her employment or relationship with the Company. Any options that have vested at the time of termination are forfeited to the extent they are not exercised within the applicable post-employment exercise period provided in the option agreements, unless otherwise agreed upon in writing. These options vest over one to five years.

In October 2017, the Company granted nonqualified stock options to purchase an aggregate of 1,640,000 shares of common stock to certain directors, employees, executive officers and key consultants. Other than the issuance of a stock option to purchase 80,000 shares of common stock issued to one key consultant, one third of the shares of common stock subject to the stock options became exercisable immediately, and one third of the shares of common stock subject to the stock options will become exercisable on each of October 16, 2018 and October 16, 2019. With respect to the stock option to purchase 80,000 shares of common stock issued to one key consultant, one quarter of the shares of common stock subject to the stock option vested immediately, and the remaining three quarters of the shares of common stock subject to the stock option are exercisable upon the achievements of certain milestones in connection with the Company’s MAKO clinical study. All but one milestone was achieved. As such, the 20,000 shares of common stock associated with this unmet performance condition have been accounted for as a forfeiture and the remaining 60,000 shares have vested as of September 30, 2018. The stock options have an exercise price of $0.67 per share and expire on October 15, 2022.

The following assumptions were used to calculate the fair value of the Company’s options on the date of grant:

	Year Ended September 30,
	2018	2017
Expected term	3.25 - 5 years	5.75 years
Expected volatility	101%	91%
Expected dividends	0%	0%
Risk-free rates	1.68%	1.49%

Below is a table summarizing the options issued and outstanding as of September 30, 2018 (“Price” reflects the weighted average exercise price per share):

	Year Ended September 30,
	2018		2017
	Options	Price	Options	Price
Outstanding October 1	2,250,500	$5.58	2,857,468	$6.66
Granted	1,640,000	$0.67	750,000	$0.65
Exercised	—	$0.00	—	$0.00
Forfeited or expired	(758,000)	$6.05	(1,356,968)	$5.13
Outstanding September 30	3,132,500	$2.89	2,250,500	$5.58
Exercisable September 30	1,967,494	$4.21	1,755,247	$6.00
Weighted average fair value per option granted		$0.44		$0.48

As of September 30, 2018, the outstanding options have a weighted average remaining term of 4.02 years and no intrinsic value. There were no options exercised during the years ended September 30, 2018 and 2017.

The Company recognized stock based compensation expense from stock options of $790,643 and $1,293,932 during the years ended September 30, 2018 and 2017, respectively. As of September 30, 2018, there was $286,008 of stock based compensation cost related to unvested shares of stock options which had not yet been recognized. The Company expects to recognize this compensation cost over a weighted average period of one year.

Restricted Stock

The Company has granted restricted stock awards to its employees, directors and consultants under the 2016 Plan and related restricted stock agreements. The restricted stock-based compensation awards generally vest over a period ranging from zero to three years. These common shares are forfeited in the event the recipient’s employment or relationship with the Company is terminated prior to the lapse of the restriction.

Below is a table summarizing nonvested restricted stock shares as of September 30, 2018, and changes during the years ended September

30, 2018, and 2017:

	Shares	Weighted Average Grant Date Fair Value
Nonvested at September 30, 2016	600,358	$4.80
Granted	—	—
Vested	(315,179)	4.79
Forfeited	(15,000)	9.78
Nonvested at September 30, 2017	270,179	$4.53
Granted	—	—
Vested	(270,179)	4.53
Forfeited	—	—
Nonvested at September 30, 2018	—	$—

The Company recognized stock based compensation expense from restricted stock awards of $145,301 and $818,231 during the years ended September 30, 2018 and 2017, respectively. As of September 30, 2018, there was no remaining stock based compensation cost related to unvested shares of restricted stock.